Revenues - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Revenue from customers contributing more than 10% revenue	$ 83,613,000	$ 82,585,000
Contract with Customer, Asset, before Allowance for Credit Loss	0
Customer one | Revenue | Customer concentration risk
Disaggregation of Revenue [Line Items]
Revenue from customers contributing more than 10% revenue	47,416,000
Customer two | Revenue | Customer concentration risk
Disaggregation of Revenue [Line Items]
Revenue from customers contributing more than 10% revenue	$ 21,838,000